Salaries And Other Employee Expenses - Summary Of Detailed Information About Aggregate Salary And Other Employee Expenses Incurred By The Group (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Salaries And Other Employee Expenses [Abstract]
Salary expense	$ 107,067	$ 92,082	$ 67,433
Defined contribution plan expense	11,518	10,052	7,694
Long-term incentive plan expense	78	5,481	17,955
Share-based payments (see Note 23)	18,033	10,317	0
Other employee expense	19,718	11,670	10,274
Temporary labor	8,495	5,838	6,164
Employee benefits expense	$ 164,909	$ 135,440	$ 109,520